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                                                                                    OMB APPROVAL
                               UNITED STATES                                 -----------------------------------
                     SECURITIES AND EXCHANGE COMMISSION                      OMB Number:        3235-0456
                           Washington, D.C. 20549                            Expires:           August 31, 2004
APPENDIX I                                                                   Estimated average burden
                                 FORM 24F-2                                  hours per response. . . . . . . .1
                      Annual Notice of Securities Sold                       -----------------------------------
                           Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.
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1. Name and address of issuer:

                                 National Investors Cash Management Fund, Inc.

                                 100 Wall Street
                                 New York, NY  10005
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2.   The name of each  series or class of funds for which this Form is filed (If the Form is being  filed for all series and  classes of  securities  of the issuer, check the box but do not list series or classes): [ ]

                         NICM U.S. Government Portfolio
                          NICM Money Market Portfolio
                            NICM Municipal Portfolio

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3. Investment Company Act File Number:                     811-07871

    Securities Act File Number:                            333-14527
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4(a). Last day of the fiscal year for which this notice is filed:

                                      September 30, 2003

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal
               year pursuant to Section 24(f):                                                     $1,004,619,887
                                                                                                   ---------------
         (ii) Aggregate price of securities redeemed or repurchased
                during the fiscal year:                                           $1,958,710,338
                                                                                  ---------------
         (iii)  Aggregate price of securities redeemed or repurchased during any
                PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                registration fees payable to the Commission:                      $            0
                                                                                  ---------------
         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:                     $1,958,710,338
                                                                                                   ---------------
         (v) Net Sales - If item 5(i) is greater than item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                                               $            0
                                                                                                   ---------------

         (vi) Redemption credits available for use in future years - if            ($954,090,451)
                                                                                   --------------
                Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from
                Item 5(i)]:
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         (vii) Multiplier for determining registration fee  (See Instruction C.9):                     0.00008090
                                                                                                   ---------------
         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]                       =   $         0.00
                                                                                                   ---------------
                 (enter "0" if no fee is due):
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6.    Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                   $         0.00
                                                                                                   ---------------

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8.      Total of amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                                                                   $         0.00
                                                                                                   ===============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:
                                 [ ]  Wire Transfer
                                 [ ]  Mail or other means

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title):*  /s/  George O. Martinez - President
                                     -------------------------------------------


                                          George O. Martinez - President
                                     -------------------------------------------


         Date   October 15, 2003
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*    Please print the name and title of the signing officer below the signature.

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